Borrowings - Short-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Short-term debt disclosures
Commercial paper		$ 304
Short-term loans	$ 130	971
Long-term debt - current maturities	7,053	7,522
Short-term Debt, Total	$ 7,183	$ 8,797
Commercial paper
Short-term debt disclosures
Weighted-average interest rates for short-term debt (as a percent)		1.60%
Short-term loans
Short-term debt disclosures
Weighted-average interest rates for short-term debt (as a percent)	5.70%	6.10%